Nuveen New Jersey Premium Income Municipal Fund, Inc.

Supplement dated April 7, 2014 to the Current Prospectus

and Statement of Additional Information dated August 2, 2013

Effective April 7, 2014, the Nuveen New Jersey Premium Income Municipal Fund, Inc.’s (the “Fund”) current Prospectus and Statement of Addition Information dated August 2, 2013 is hereby revised as follows:

The following language is added as the second paragraph of the cover page of the Prospectus:

On November 18, 2013, the Board of Trustees of the Fund and the Nuveen New Jersey Dividend Advantage Municipal Fund (NYSE: NXJ) (together with the Fund, the “Funds”) approved a merger. The Fund will be the acquired fund and Nuveen New Jersey Dividend Advantage Municipal Fund will be the acquiring fund. The merger is subject to customary conditions, including shareholder approval at the Funds’ regular shareholder meetings. The merger is intended to create a single, larger fund with lower operating expenses and increased trading volume on the exchange for its common shares. A joint Proxy Statement/Prospectus relating to the proposed merger will be filed with the U.S. Securities and Exchange Commission (“SEC”) in the coming weeks and will contain important information relating to the merger. After it is filed, free copies of the Proxy Statement/Prospectus will be available on the SEC’s web site at www.sec.gov. INVESTORS AND SECURITY HOLDERS OF THE FUNDS ARE URGED TO READ THE JOINT PROXY STATEMENT/PROSPECTUS AND OTHER DOCUMENTS FILED WITH THE SEC CAREFULLY IN THEIR ENTIRETY WHEN THEY BECOME AVAILABLE BECAUSE THEY WILL CONTAIN IMPORTANT INFORMATION ABOUT THE PROPOSED MERGER. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY. THE JOINT PROXY STATEMENT/PROSPECTUS WILL CONTAIN INFORMATION WITH RESPECT TO THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS AND OTHER IMPORTANT INFORMATION ABOUT THE FUNDS. THE JOINT PROXY STATEMENT/PROSPECTUS WILL CONSTITUTE NEITHER AN OFFER TO SELL SECURITIES, NOR WILL IT CONSTITUTE A SOLICITATION OF AN OFFER TO BUY SECURITIES, IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE